Assets Held for Sale and Assets of a Disposal Group Held for Sale	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale and Assets of a Disposal Group Held for Sale
18. Assets Held for Sale and Assets of a Disposal Group Held for Sale
18.1 Assets Held for Sale
18.1.1 Details of assets held for sale as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	80,740	￦	(16,169)	￦	64,571	￦	68,321
Buildings held for sale		152,426		(24,887)		127,539		134,247
Other assets held for sale		10,676		(5,059)		5,617		5,801

	￦	243,842	￦	(46,115)	￦	197,727	￦	208,369

	December 31, 2021
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	115,099	￦	(16,528)	￦	98,571	￦	135,192
Buildings held for sale		170,892		(36,923)		133,969		149,569
Other assets held for sale		10,142		(5,364)		4,778		4,778

	￦	296,133	￦	(58,815)	￦	237,318	￦	289,539

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
18.1.2 Valuation techniques and inputs used to measure the fair value of assets held for sale as of December 31, 2021 are as follows:

	December 31, 2021
	Fair value		Valuation techniques 1	Unobservable inputs 2	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	289,539	Market comparison approach model and others	Adjustment index	0.68 ~ 1.95	Fair value increases as the adjustment index rises

1	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
2	Adjustment index is calculated using the time factor correction or local factors or individual factors.
Among assets held for sale, real estate was measured by independent appraisers with professional qualifications and recent experience in evaluating similar properties in the area of the property to be assessed. All assets held for sale are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
18.1.3 Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning	Provision	Reversal		Business combination	Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (2,782)	￦ (11,593)	￦	—	￦ (45,433)	￦	13,693	￦ (46,115)

	2021
	Beginning	Provision	Reversal		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (46,115)	￦ (15,490)	￦	—	￦	2,790	￦ (58,815)
18.1.4 As of December 31, 2021, assets held for sale consist of 16 real estates of closed offices and 861 foreclosure assets on loans of PT Bank KB Bukopin Tbk, which were determined to sell by management, but not yet sold as of December 31, 2021. Negotiation with buyers is in process for the one closed office and the remaining 876 assets are also being actively marketed.
18.2 Assets of a Disposal Group Held for Sale
The Group decided to sell all of its shares in 498 Seventh KOR Holdco LP held by Hanwha US Equity Strategy Private Real Estate Fund No.3, which is a subsidiary and 498 Seventh KOR LLC held by 498 Seventh KOR Holdco LP. The Group classified assets of 498 Seventh KOR Holdco LP and 498 Seventh KOR LLC as assets of a disposal group held for sale, and classified currency translation differences as accumulated other comprehensive income relating to assets of a disposal group held for sale and has entered into a share transfer contract with JR REIT No.28 and is in the process of selling it accordingly as of December 31, 2021.
18.2.1 There is no liabilities of a disposal group held for sale and details of assets of a disposal group held for sale as of December 31, 2021 are as follows:

	December 31, 2021
	498 seventh Holdco LP		498 seventh KOR LLC		Total
	(In millions of Korean won)
Cash	￦	556	￦	512	￦	1,068
Investments in associates		—		169,424		169,424
Other assets		—		1,257		1,257

	￦	556	￦	171,193	￦	171,749

Assets of a disposal group held for sale are measured at the lower of its carrying amount and fair value less costs to sell. There is no impairment loss recognized as the fair value less costs to sell exceeds the carrying amount as of December 31, 2021.
18.2.2 Details of accumulated other comprehensive income relating to assets of a disposal group held for sale as of December 31, 2021 are as follows:

December 31, 2021
(In millions of Korean won)
Currency translation differences	￦ 7,671